Locations and Fair Values of Derivative Instruments (Detail) (Derivatives not designated as hedging instruments, JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Derivatives, Fair Value [Line Items]
Derivatives asset designated as hedging instruments	¥ 297	¥ 7
Derivatives liabilities not designated as hedging instruments	2	369
Interest rate swap agreements | Prepaid expense and other current assets
Derivatives, Fair Value [Line Items]
Derivatives asset designated as hedging instruments	11
Interest rate swap agreements | Other asset
Derivatives, Fair Value [Line Items]
Derivatives asset designated as hedging instruments	14
Foreign exchange forward contracts | Prepaid expense and other current assets
Derivatives, Fair Value [Line Items]
Derivatives asset designated as hedging instruments		7
Foreign exchange forward contracts | Other current liabilities
Derivatives, Fair Value [Line Items]
Derivatives liabilities not designated as hedging instruments	2
Foreign currency option contracts | Prepaid expense and other current assets
Derivatives, Fair Value [Line Items]
Derivatives asset designated as hedging instruments	64
Foreign currency option contracts | Other asset
Derivatives, Fair Value [Line Items]
Derivatives asset designated as hedging instruments	208
Foreign currency option contracts | Other current liabilities
Derivatives, Fair Value [Line Items]
Derivatives liabilities not designated as hedging instruments		20
Foreign currency option contracts | Other long-term liabilities
Derivatives, Fair Value [Line Items]
Derivatives liabilities not designated as hedging instruments		¥ 349